RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 3 – RELATED PARTY TRANSACTIONS

Amounts due to related parties at June 30, 2024 and December 31, 2023:

	June 30, 2024	December 31, 2023
Amounts due to the Chairman of the Board and Chief Financial Officer (“CFO”) (a)	$100,000	$100,000
Amounts due to a company controlled by the Chairman of the Board and CFO (a)	360,000	360,000
Amounts due to companies controlled by the Chief Executive Officer (“CEO”), President, and director (a,b)	40,000	-
Total related party payables	$500,000	$460,000

(a)	These amounts are non-interest bearing, unsecured and due on demand.
(b)	This amount includes annual property payment totaling $20,000 for Agai-Pah Property due to MSM Resource, L.L.C. (“MSM”), and $20,000 for Belshazzar Property due to Belshazzar Holdings, L.L.C (“Belshazzar”), the entities controlled by Alan Day, the Company’s CEO, President, and director, who is also the managing member of MSM and Belshazzar. The Company made the annual property payments subsequent to June 30, 2024.

During the three- and six-month periods ended June 30, 2024 and 2023, the Company had the following transactions with its related parties:

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
Director stock-based compensation incurred to the Chairman of the Board and CFO	$82,059	$82,283	$164,118	$163,663
Director stock-based compensation incurred to a director	40,927	41,039	81,854	81,627
Director stock-based compensation incurred to CEO, President, and director	122,781	123,118	245,562	244,883
Officer stock-based compensation incurred to VP of Operations	175,000	175,000	350,000	233,333
Related party transactions	$420,767	$421,440	$841,534	$723,506

See Note 4 – Mineral Property and Royalty Interests for further information on related party transactions and Note 6 – Stockholders’ Equity for further information regarding stock issued to related parties.

NOTE 3 – RELATED PARTY TRANSACTIONS

Amounts due to related parties at December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Amounts due to the Chairman of the board, Chief Financial Officer (“CFO”) and former Chief Executive Officer (“CEO”) and President (a)	$100,000	$117,031
Amounts due to a company controlled by the Chairman of the board, CFO, and former CEO and President (a)	360,000	360,000
Total related party payables	$460,000	$477,031

(a)	These amounts are non-interest bearing, unsecured and due on demand.

During the years ended December 31, 2023 and 2022, the Company had the following transactions with its related parties:

	Year ended December 31,
	2023	2022
Director stock-based compensation incurred to the Chairman of the board, CFO and former CEO and President	$330,039	$330,039
Director stock-based compensation incurred to a director	164,608	164,608
Director stock-based compensation incurred to CEO, President, and director	493,824	493,824
Officer stock-based compensation incurred to VP of Operations	583,333	-
Consulting fees paid to a company controlled by the former CEO and director	-	20,000
Geological consulting fees paid to a company controlled by the CEO	51,000	-
Total related party transactions	$1,622,804	$1,008,471

See Note 4 - Mineral Property Interests for further information on related party transactions and Note 6 - Stockholders’ Equity for further information regarding stock issued to related parties.